Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,725,000,084.45
Previously Paid Amount	0
Total Fee Amount	264,097.51
Total Offset Amount	92,700
Net Fee	$ 171,397.51